CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 330	$ 2,465	$ 2,316
Prepaid expenses	131	114	197
Total current assets	461	2,579	2,513
Office equipment, net of accumulated depreciation of $0 and $27	4	12	12
Intangible assets, net of accumulated amortization of $140 and $128	72	84	101
Other assets	3	3	3
Total assets	540	2,678	2,629
Current liabilities:
Accounts payable	1,097	977	989
Accrued expenses	2,726	2,432	1,438
Derivative liability	756	1,177	0
Convertible notes - stockholder		0	105
Total current liabilities	4,579	4,586	2,532
Total liabilities	4,579	4,586	2,532
Commitments and contingencies
Stockholders’ (deficit) equity:
Convertible preferred stock, par value $.0001 per share; 30,000,000 shares authorized, 1,853 issued and outstanding, respectively	0	0	0
Common Stock, Value, Issued	1	1	1
Additional paid-in capital	43,426	43,356	39,475
Accumulated deficit	(47,466)	(45,265)	(39,379)
Total stockholders’ deficit	(4,039)	(1,908)	97
Total liabilities and stockholders’ deficit	$ 540	$ 2,678	$ 2,629